Schedule of Investments (unaudited)	iShares® U.S. Oil & Gas Exploration & Production ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 73.9%
Antero Resources Corp.(a)	184,701	$3,232,267
APA Corp.	234,872	6,315,708
Brigham Minerals Inc., Class A	29,161	615,005
California Resources Corp.	52,938	2,260,982
Callon Petroleum Co.(a)(b)	30,693	1,450,244
Centennial Resource Development Inc./DE, Class A(a)	119,526	714,765
Chesapeake Energy Corp.	67,386	4,347,745
Civitas Resources Inc.	46,600	2,282,002
CNX Resources Corp.(a)(b)	136,549	1,877,549
Comstock Resources Inc.(a)	58,548	473,653
ConocoPhillips	796,205	57,470,077
Continental Resources Inc./OK	37,818	1,692,734
Coterra Energy Inc.	526,012	9,994,228
Denbury Inc.(a)	32,406	2,481,976
Devon Energy Corp.	332,538	14,648,299
Diamondback Energy Inc.	110,109	11,875,256
EOG Resources Inc.	353,200	31,374,756
EQT Corp.(a)	195,488	4,263,593
Gulfport Energy Operating Corp.(a)	7,430	535,183
Hess Corp.	178,224	13,193,923
Kosmos Energy Ltd.(a)	292,165	1,010,891
Laredo Petroleum Inc.(a)	9,277	557,826
Magnolia Oil & Gas Corp., Class A	95,209	1,796,594
Marathon Oil Corp.	503,357	8,265,122
Matador Resources Co.	71,311	2,632,802
Murphy Oil Corp.	93,873	2,451,024
Northern Oil and Gas Inc.	41,625	856,642
Oasis Petroleum Inc.	12,003	1,512,258
Ovintiv Inc.	168,801	5,688,594
PDC Energy Inc.	62,961	3,071,238
Pioneer Natural Resources Co.	137,059	24,928,291
Range Resources Corp.(a)	161,501	2,879,563
SM Energy Co.	78,538	2,315,300
Southwestern Energy Co.(a)	656,226	3,058,013
Talos Energy Inc.(a)	26,387	258,593
Tellurian Inc.(a)(b)	254,191	782,908
Texas Pacific Land Corp.	4,007	5,004,222
Whiting Petroleum Corp.(a)	25,302	1,636,533
		239,806,359
Oil & Gas Refining & Marketing — 19.1%
Clean Energy Fuels Corp.(a)	109,786	672,988
Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
CVR Energy Inc.	18,790	$315,860
Delek U.S. Holdings Inc.(a)	47,991	719,385
HollyFrontier Corp.	96,656	3,168,384
Marathon Petroleum Corp.	371,611	23,779,388
Par Pacific Holdings Inc.(a)	29,483	486,175
PBF Energy Inc., Class A(a)	61,481	797,408
Phillips 66	207,853	15,061,028
Valero Energy Corp.	211,174	15,861,279
World Fuel Services Corp.	40,842	1,081,088
		61,942,983
Oil & Gas Storage & Transportation — 6.8%
Cheniere Energy Inc.	141,584	14,359,449
Targa Resources Corp.	148,040	7,733,610
		22,093,059
Total Common Stocks — 99.8%
(Cost: $321,523,069)		323,842,401

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	2,342,174	2,342,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	420,000	420,000
		2,762,877
Total Short -Term Investments — 0.9%
(Cost: $2,762,352)		2,762,877

Total Investments in Securities — 100.7%
(Cost: $324,285,421)		326,605,278

Other Assets, Less Liabilities — (0.7)%		(2,140,590)

Net Assets — 100.0%		$324,464,688

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,451,170	$—	$(105,831	)(a)	$(2,138)	$(324)	$2,342,877	2,342,174	$5,960	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—	(50,000	)(a)	—	—	420,000	420,000	22		—
					$(2,138)	$(324)	$2,762,877		$5,982		$—

(a)	Represents net amount purchased (sold)
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	10	03/18/22	$577	$4,332

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$323,842,401	$—	$—	$323,842,401
Money Market Funds	2,762,877	—	—	2,762,877
	$326,605,278	$—	$—	$326,605,278
Derivative financial instruments(a)
Assets
Futures Contracts	$4,332	$—	$—	$4,332

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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